Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Oct. 31, 2020
Disclosure of internal credit grades [line items]
ECL allowance	$ 20	$ 22		$ 22
Residential mortgages	226,594	221,165		221,165
Business and government loans	134,863	135,546		135,546
Customers' liability under acceptances	10,322	9,606		9,606
Expected credit loss allowance on debt securities classified at amortized cost	16	0	$ 2	16
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	13
Financial instruments credit-impaired [member] | Other assets [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	26	23		23
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	10,322	9,606		9,606
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost				14
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages	785	809		809
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	42	63		63
Business and government loans	$ 23,277	$ 23,291		$ 23,291